Discontinued operations (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended
	Oct. 06, 2017	Nov. 27, 2017
Black Fox Complex [Member]
Statement [Line Items]
Total consideration for disposal of discontinued operation	$ 32,300
Proceeds from disposal of discontinued operations	27,500
Restricted cash release from discontinued operation	$ 4,800
Cerro del Gallo [Member]
Statement [Line Items]
Proceeds from disposal of discontinued operations		$ 15,000
Loss on disposition of discontinued operations		$ 1,151